Description of Organization and Business Operations (Details Narrative) - USD ($)															3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 10, 2023	Mar. 31, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Aug. 01, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 07, 2021	Sep. 07, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 23, 2023	Nov. 16, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction													2,862,500	2,862,500
Proceeds from issuance initial public offering		$ 111,444,250				$ 111,444,250
Gross proceeds from private placement		5,280,750				5,280,750										$ 5,280,750
Proceeds from Issuance or Sale of Equity											$ 116,725,000
Cash		19,338				47,789									$ 19,338	715,727	$ 47,789
Working capital		$ 741,134				$ 723,893									$ 741,134		$ 723,893
Minimum market value net asset held in trust account, percentage		80.00%				80.00%									80.00%		80.00%
Minimum post-business combination ownership		50.00%				50.00%									50.00%		50.00%
Redeeming, shares		20.00%				20.00%									20.00%		20.00%
Business combination redeem		100.00%				100.00%									100.00%		100.00%
Offering cost															$ 25,000	25,000	$ 25,000
Stock Issued During Period, Shares, New Issues															9,604,519
Shares price		$ 10.00				$ 10.00									$ 10.00		$ 10.00
Stock Issued During Period, Value, New Issues															$ 98,062,139	115,000,000
Asset, Held-in-Trust		$ 20,172,591				$ 116,726,349									20,172,591		$ 116,726,349
Asset, Held-in-Trust, Noncurrent		20,172,591				19,535,946									20,172,591	$ 116,726,349	19,535,946
Working capital loan outstanding		$ 209,682													209,682
Repayments of Debt															$ 1,500,000
Debt Instrument, Convertible, Conversion Price		$ 10.00													$ 10.00
Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset, Held-in-Trust						$ 19,535,946											$ 19,535,946
Asset, Held-in-Trust, Noncurrent		$ 20,172,591													$ 20,172,591
Share Holders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset, Held-in-Trust																		$ 20,011,014.13
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:PurchaseAgreementAndSellingShareholdersConsiderationDescription]										(i) One Billion Three Hundred and Eighty Million U.S. Dollars ($
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination redeem		100.00%				100.00%									100.00%		100.00%		100.00%
Stock Issued During Period, Shares, New Issues			1,895,481	1,895,481			1,895,481	1,895,481	1,895,481
Stock Issued During Period, Value, New Issues			$ 85,297	$ 85,297	$ 85,297		$ 85,297		$ 85,296.65
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.045	$ 0.045	$ 0.045	$ 0.0001	$ 0.045	$ 0.045	$ 0.045						$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	1,895,481		1,895,481	1,895,481	1,895,481
Stock Issued During Period, Value, New Issues	$ 85,297		$ 85,297	$ 85,297	$ 85,297
Common Stock, Par or Stated Value Per Share	$ 0.045		$ 0.045	$ 0.045	$ 0.045
Common Class A [Member] | Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues																	9,604,519
Shares price		10.21				10.21									10.21		$ 10.21
Stock Issued During Period, Value, New Issues																	$ 98,062,139
Common Class A [Member] | Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering cost										$ 1,380,000,000
Payments to suppliers										$ 30,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction												10,000,000
Sale of Stock, Price Per Share		10.15				$ 10.10						$ 10.00			$ 10.15		$ 10.10
Proceeds from issuance initial public offering												$ 100,000,000
Payments of stock issuance costs												8,304,871
Payments for underwriting expense												$ 4,025,000
Cash held outside of trust account											$ 1,002,730
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction															10,000,000		10,000,000
Sale of Stock, Price Per Share		10.00													$ 10.00	$ 10.00
Proceeds from issuance initial public offering						$ 100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001				$ 0.0001									$ 0.0001		$ 0.0001
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction											1,500,000	1,500,000
Sale of Stock, Price Per Share											$ 10.00
Gross proceeds from sale of options											$ 15,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction											52,500	475,575
Sale of Stock, Price Per Share											$ 10.00	$ 10.00
Gross proceeds from private placement											$ 5,280,750	$ 4,755,750